Events After Reporting Date	12 Months Ended
Dec. 31, 2021
Disclosure Of Events After Reporting Period [Abstract]
Events After Reporting Date

32. Events after the reporting date

The Company has evaluated, for potential recognition and disclosure, events that occurred prior to the date at which the consolidated financial statements were available to be issued. There were no material subsequent events.